Employee Defined Combination Plan - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Defined Contribution Pension And Other Postretirement Plans Disclosure [Abstract]
Amounts incurred for employee defined contribution plan	¥ 660,414	$ 94,863	¥ 544,965	¥ 371,622